Income Tax and Tax Payables (Details) - Schedule of income tax expense - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expense Abstract
Current income tax expenses	$ (410,253)	$ (206,158)
Deferred income benefit	63,872	219,226
Income tax (expenses) benefit	$ (346,381)	$ 13,068